                                                  Leonard  E. Neilson

                                                                A  PROFESSIONAL  CORPORATION

LEONARD  E.  NEILSON                                                                                8160  South  Highland  Drive,  Suite 104

          Attorney  at  Law                                                                                                                                                  Sandy,  Utah  84093

                                                                                                                                                                               Telephone:  (801)  733-0800

                                                                                                                                                                                            Fax:  (801)  733-0808

                                                                                                                                                                       E-mail:  LNeilsonLaw@aol.com

                                                                    July 1, 2015

Securities and Exchange Commission

Office of Document Control

100 F Street NE

Washington, D.C. 20549

Filed Via Edgar

      Re:       Westgate Acquisitions Corporation

                  Registration Statement on

                  Form S-1

Commissioners:

      On behalf of Westgate Acquisitions Corporation (the “Registrant”) in connection with its registration statement on Form S-1 pursuant to the requirements of the Securities Act of 1933, as amended, and the applicable rules and regulations thereunder, please find herewith the following regarding the Registration Statement:

1.   One copy of the registration statement on Form S-1 including exhibits filed pursuant to the provisions of Regulation S-T.

2.   Funds for payment of the requisite filing fee, have been deposited by wire transfer into the Registrant's SEC account (#CIK 0001099568).The filing fee has been calculated in accordance with Rule 457 under the Securities Act.

      The registration statement covers the proposed offering by certain selling stockholders of 501,000 shares of its common stock.  The registration statement includes the prospectus to be used for the offering.

      The Registrant would like the registration statement declared effective as soon as possible and accordingly, would appreciate the Commission Staff's assistance in this regard.

      Please direct your comments or questions with respect to the registration statement and the enclosed materials to the undersigned by telephone at (801) 733-0800, by FAX at (801) 733-0808, or by e-mail at LNeilsonLaw@aol.com., with a copy to the Registrant’s President, Geoff Williams at wico@xmission.com.

                                                                        Yours truly,

                                                                        /S/  Leonard E. Neilson

                                                                        Leonard E. Neilson

:ae

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